INVESTMENTS, The Maturities and Annual Market Rates of Investments at Fair Value (Details ) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment transactions [Abstract]
Nominal amount	S/ 65,749,481	S/ 63,818,334
Unrealized loss		34,200
Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount	2,633,745	S/ 2,347,794
Inversiones Nacionales de Turismo [Member]
Investment transactions [Abstract]
Unrealized loss	S/ 25,200
United States [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	40.20%	39.20%
Peru [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	34.20%	37.40%
Colombia [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	4.30%
Chile [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued		4.40%
Other Countries [Member]
Investment transactions [Abstract]
Percentage of corporate bonds issued	21.30%	19.00%
Repurchase Agreement [Member]
Investment transactions [Abstract]
Investments in equity instruments designated at fair value through other comprehensive income	S/ 4,269,900	S/ 1,108,100
Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2024 / Nov-2095	Jan-2023 / Nov-2095
Corporate Bonds [Member] | Cash Flow Hedges [Member] | Currency Swaps [Member]
Investment transactions [Abstract]
Nominal amount	S/ 126,600	S/ 131,400
Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2024 / Dec-2024	Jan-2023 / Sep-2023
Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2024 / Feb-2055	Jan-2023 / Feb-2055
Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Sep-2025 / Sep-2045	Aug-2023 / Sep-2045
Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2024 / Nov-2037	Jan-2023 / Jul-2033
Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Apr-2024 / Aug-2045	Jan-2023 / Aug-2045
Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Maturity of financial assets	Jan-2024 / Feb-2035	Apr-2023 / Feb-2035
Derivatives Held as Hedges [Member] | Fair Value Hedges [Member]
Investment transactions [Abstract]
Nominal amount	S/ 778,900	S/ 926,500
The Soles [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.17%	4.10%
The Soles [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	5.42%	7.13%
The Soles [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.90%	1.87%
The Soles [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.11%	5.03%
The Soles [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	8.76%
The Soles [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	3.23%	2.15%
The Soles [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.14%	2.22%
The Soles [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	18.23%	13.45%
The Soles [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	6.74%	7.48%
The Soles [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	6.82%	8.13%
The Soles [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	29.78%	30.87%
The Soles [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	8.76%
The Soles [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	9.42%	10.01%
The Soles [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	1.76%	9.56%
US Dollars [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.26%	0.29%
US Dollars [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
US Dollars [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.92%	0.00%
US Dollars [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	6.09%	5.64%
US Dollars [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	2.48%
US Dollars [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.81%	3.36%
US Dollars [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.12%	8.03%
US Dollars [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	54.02%	29.61%
US Dollars [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
US Dollars [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	8.89%	8.19%
US Dollars [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	16.11%	16.63%
US Dollars [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	4.80%
US Dollars [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	7.14%	23.73%
US Dollars [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	9.08%	8.58%
Other Currencies [Member] | Minimum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	2.98%	2.60%
Other Currencies [Member] | Minimum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.19%	0.00%
Other Currencies [Member] | Minimum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	5.80%	3.50%
Other Currencies [Member] | Minimum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.53%	1.00%
Other Currencies [Member] | Minimum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Minimum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.25%	0.05%
Other Currencies [Member] | Maximum [Member] | Corporate Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	15.67%	14.89%
Other Currencies [Member] | Maximum [Member] | Certificates of Deposit BCRP [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Government Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	4.19%	0.00%
Other Currencies [Member] | Maximum [Member] | Securitization Instruments [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	6.00%	7.50%
Other Currencies [Member] | Maximum [Member] | Negotiable Certificates of Deposits [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	5.74%	13.50%
Other Currencies [Member] | Maximum [Member] | Subordinated Bonds [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	0.00%	0.00%
Other Currencies [Member] | Maximum [Member] | Others [Member]
Maturities and Annual Market Rates of Investments at Fair Value [Abstract]
Annual effective interest rate	6.10%	0.08%